UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

LoanCore Capital Credit REIT LLC[1]

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

    X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of filing): January 9, 2019

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: 0001690478____

______________________________Tyler Shea, (203) 861-6031____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

______________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

1 LoanCore Capital Credit REIT LLC, as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entity: LoanCore 2018-CRE1 Issuer, Ltd.

Item 1.02 Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

LoanCore Capital Credit REIT LLC By: /s/ Tyler Shea Name: Tyler Shea Title: Chief Accounting Officer

Date: January 9, 2019